Disclosure of detailed information about basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Numerator
Loss attributable to common shareholders	$ (2,362,239)	$ (4,346,200)	$ (6,805,535)
Loss used in computation of basic and diluted loss per	$ (2,362,239)	$ (4,346,200)	$ (6,805,535)
Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	237,242,674	207,131,781	199,572,966